Financial Expenses and Income - Summary of Analysis of Financial Income and Expenses (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about finance income expense [Line Items]
Cost of debt	€ (166)	€ (171)	€ (318)
Interest income	66	82	146
Cost of net debt	(100)	(89)	(172)
Non-operating foreign exchange gains/(losses)	2	3	1
Unwinding of discounting of provisions	(6)	(12)	(25)
Net interest cost related to employee benefits	(32)	(45)	(87)
Net interest expense on lease liabilities	(19)	(20)	(39)
Other	(12)	13	19
Net financial income/(expenses)	(167)	(150)	(303)
comprising: Financial expenses	(198)	(244)	(444)
Financial income	31	94	141
Interest rate and currency derivatives used to hedge debt
Disclosure of detailed information about finance income expense [Line Items]
Gain on derivatives used to manage debt	58	83	187
Gain on derivatives used to manage cash and cash equivalents	€ 37	€ 27	€ 55